BANK LOANS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BANK LOANS
Schedule of bank loans

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Short-term bank loans	1,348,166	1,266,270	189,049

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Short-term bank loans	1,348,166	1,041,045	146,348
	1,348,166	1,041,045	146,348